Commitments and Contingencies - ICTA investigation regarding the R&D obligations - Additional information (Detail) ₺ in Thousands						12 Months Ended		60 Months Ended	61 Months Ended
	Jan. 19, 2026 TRY (₺)	Dec. 19, 2025 TRY (₺)	Dec. 10, 2025 TRY (₺)	Nov. 10, 2025 TRY (₺)	Jan. 31, 2024 TRY (₺) lawsuit	Dec. 31, 2025 TRY (₺) item	Dec. 31, 2023 TRY (₺)	Dec. 31, 2025 TRY (₺)	May 31, 2023 TRY (₺) item
ICTA Investigation Regarding Research And Development Obligations 2013 To 2018
Disclosure of commitments and contingencies
Amount of fine imposed								₺ 95,487
Administrative fine paid								₺ 71,615
ICTA - Investigation Regarding the Subscription Agreements
Disclosure of commitments and contingencies
Amount of fine imposed							₺ 99,132
Administrative fine paid					₺ 74,349
Number of lawsuits | lawsuit					5
ICTA- Investigation on Identity Verification Regulation
Disclosure of commitments and contingencies
Number of different violations | item						4
ICTA Violation of Board Decision Inspection
Disclosure of commitments and contingencies
Amount of fine imposed		₺ 50,073
ICTA Violation of Board Decision Inspection | Payment of administrative fine
Disclosure of commitments and contingencies
Administrative fine paid	₺ 37,555
ICTA Investigation on Limited Usage Services and Invoice Upper Limit
Disclosure of commitments and contingencies
Amount of fine imposed				₺ 16,546
Administrative fine paid			₺ 12,409
ICTA Investigation of Committed Subscriptions
Disclosure of commitments and contingencies
Amount of fine imposed				34,326
Administrative fine paid			25,744
ICTA Investigation of Committed Subscriptions | Turkcell Superonline
Disclosure of commitments and contingencies
Amount of fine imposed				8,589
Administrative fine paid			6,441
ICTA ISP Service Quality Investigation
Disclosure of commitments and contingencies
Amount of fine imposed				3,895
Administrative fine paid			2,922
ICTA Facility Sharing Investigation
Disclosure of commitments and contingencies
Amount of fine imposed		₺ 28,146
ICTA Facility Sharing Investigation | Payment of administrative fine
Disclosure of commitments and contingencies
Administrative fine paid	21,110
ICTA Universal Service Obligations Investigation
Disclosure of commitments and contingencies
Amount of fine imposed				3,194
Administrative fine paid			2,395
ICTA Investigation on Service Interruption
Disclosure of commitments and contingencies
Amount of fine imposed			34,975
ICTA Investigation on Service Interruption | Payment of administrative fine
Disclosure of commitments and contingencies
Administrative fine paid	26,231
ICTA Proportional Fee Implementation Process
Disclosure of commitments and contingencies
Amount of fine imposed				11,127
Administrative fine paid			8,345
ICTA Closing Opening Fee Inspection
Disclosure of commitments and contingencies
Service fee charged									₺ 253
Number of subscribers effected | item									10,517
Amount of fine imposed				₺ 240
Administrative fine paid			180
ICTA Real Estate Transfer Inspection
Disclosure of commitments and contingencies
Amount of fine imposed			₺ 21,550
ICTA Real Estate Transfer Inspection | Payment of administrative fine
Disclosure of commitments and contingencies
Administrative fine paid	₺ 16,162
ICTA Inspection Regarding the Processing of Personal Data and the Protection of Privacy
Disclosure of commitments and contingencies
Potential administrative fine, as percentage of net sales for 2023						3.00%		3.00%
Other Investigations Conducted By ICTA
Disclosure of commitments and contingencies
Administrative fine paid						₺ 29,628